Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 85.5%

Communication Services - 6.5%
Interactive Media & Services - 6.5%
Alphabet, Inc. - Class A	62,765	$12,805,315
Auto Trader Group plc (United Kingdom)[2]	26,308	256,236
Meta Platforms, Inc. - Class A	25,993	17,913,856
Tencent Holdings Ltd. (China)	6,200	326,214
		31,301,621
Media - 0.0%##
Fox Corp. - Class A	390	19,960
The Interpublic Group of Companies, Inc.	324	9,289
Omnicom Group, Inc.	683	59,278
		88,527
Total Communication Services		31,390,148
Consumer Discretionary - 6.8%
Broadline Retail - 4.2%
Amazon.com, Inc.*	70,353	16,721,501
eBay, Inc.	1,499	101,153
MercadoLibre, Inc. (Brazil)*	1,658	3,186,991
		20,009,645
Distributors - 0.0%##
Genuine Parts Co.	484	56,265
LKQ Corp.	237	8,861
		65,126
Hotels, Restaurants & Leisure - 0.0%##
Las Vegas Sands Corp.	1,099	50,367
Household Durables - 0.5%
Lennar Corp. - Class A	355	46,590
Sony Group Corp. - ADR (Japan)	103,026	2,267,602
Sony Group Corp. (Japan)	6,200	136,830
		2,451,022
Specialty Retail - 0.1%
Best Buy Co., Inc.	547	46,965
Dick’s Sporting Goods, Inc.	288	69,134
The Home Depot, Inc.	266	109,587
Penske Automotive Group, Inc.	63	10,435
Williams-Sonoma, Inc.	315	66,582
		302,703
Textiles, Apparel & Luxury Goods - 2.0%
Hermes International SCA - ADR (France)	10,007	2,812,768
Hermes International SCA (France)	69	194,074
LVMH Moet Hennessy Louis Vuitton SE - ADR (France)	44,909	6,541,445
LVMH Moet Hennessy Louis Vuitton SE (France)	337	246,483
Ralph Lauren Corp.	61	15,232

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	442	$32,239
		9,842,241
Total Consumer Discretionary		32,721,104
Consumer Staples - 1.8%
Beverages - 1.6%
Brown-Forman Corp. - Class B	843	27,828
The Coca-Cola Co.	122,773	7,793,630
Molson Coors Beverage Co. - Class B	184	10,074
		7,831,532
Consumer Staples Distribution & Retail - 0.0%##
The Kroger Co.	492	30,327
Sysco Corp.	1,348	98,296
		128,623
Food Products - 0.1%
Archer-Daniels-Midland Co.	1,090	55,841
Bunge Global S.A.	124	9,440
The Campbell’s Company	288	11,166
Conagra Brands, Inc.	433	11,210
General Mills, Inc.	1,568	94,299
The Hershey Co.	564	84,177
The Kraft Heinz Co.	3,234	96,503
Mondelez International, Inc. - Class A	2,071	120,097
		482,733
Household Products - 0.1%
Colgate-Palmolive Co.	888	76,989
Kimberly-Clark Corp.	639	83,051
		160,040
Personal Care Products - 0.0%##
Beiersdorf AG (Germany)	658	88,023
Kenvue, Inc.	1,277	27,188
		115,211
Total Consumer Staples		8,718,139
Energy - 0.4%
Energy Equipment & Services - 0.0%##
Halliburton Co.	2,603	67,730
Schlumberger N.V.	3,195	128,695
		196,425
Oil, Gas & Consumable Fuels - 0.4%
Chevron Corp.	2,452	365,814
ConocoPhillips	2,236	220,984
Coterra Energy, Inc.	2,467	68,385
Devon Energy Corp.	1,008	34,373
EOG Resources, Inc.	933	117,362
Expand Energy Corp.	117	11,887
Exxon Mobil Corp.	3,298	352,325
Hess Corp.	401	55,751

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
HF Sinclair Corp.	182	$6,566
Marathon Petroleum Corp.	818	119,191
Occidental Petroleum Corp.	1,724	80,425
Ovintiv, Inc.	223	9,415
Permian Resources Corp.	719	10,533
Phillips 66	972	114,570
Valero Energy Corp.	794	105,602
		1,673,183
Total Energy		1,869,608
Financials - 15.5%
Banks - 1.9%
Bank of America Corp.	4,865	225,249
Citigroup, Inc.	3,324	270,673
East West Bancorp, Inc.	133	13,695
Fifth Third Bancorp.	1,970	87,291
FinecoBank Banca Fineco S.p.A. (Italy)	5,750	109,165
HDFC Bank Ltd. - ADR (India)	74,595	4,523,441
Huntington Bancshares, Inc.	4,595	79,034
JPMorgan Chase & Co.	11,648	3,113,510
The PNC Financial Services Group, Inc.	426	85,605
Regions Financial Corp.	724	17,839
Truist Financial Corp.	3,085	146,908
U.S. Bancorp	3,343	159,729
Wells Fargo & Co.	4,978	392,266
		9,224,405
Capital Markets - 6.4%
Avanza Bank Holding AB (Sweden)	3,568	106,995
BlackRock, Inc.	7,859	8,452,354
Cboe Global Markets, Inc.	94	19,207
Deutsche Boerse AG - ADR (Germany)	151,114	3,727,982
Deutsche Boerse AG (Germany)	1,377	340,171
Intercontinental Exchange, Inc.	12,745	2,037,033
Intermediate Capital Group plc (United Kingdom)	5,250	152,978
Moody’s Corp.	10,808	5,397,948
MSCI, Inc.	6,358	3,794,264
Nasdaq, Inc.	28,541	2,350,066
S&P Global, Inc.	7,960	4,150,424
		30,529,422
Financial Services - 7.0%
Fiserv, Inc.*	30,810	6,656,193
Mastercard, Inc. - Class A	25,579	14,207,344
Visa, Inc. - Class A	38,093	13,020,187
		33,883,724
Insurance - 0.2%
Admiral Group plc (United Kingdom)	6,666	222,715
The Allstate Corp.	497	95,588
Chubb Ltd.	389	105,761

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Cincinnati Financial Corp.	500	$68,525
Everest Group Ltd.	115	39,964
The Hartford Financial Services Group, Inc.	836	93,256
The Progressive Corp.	262	64,567
The Travelers Companies, Inc.	561	137,546
W. R. Berkley Corp.	1,205	70,890
		898,812
Total Financials		74,536,363
Health Care - 12.4%
Biotechnology - 1.2%
Gilead Sciences, Inc.	2,445	237,654
Vertex Pharmaceuticals, Inc.*	12,452	5,748,839
		5,986,493
Health Care Equipment & Supplies - 2.0%
Alcon AG	46,486	4,234,410
Baxter International, Inc.	1,354	44,087
Becton Dickinson & Co.	642	158,959
Intuitive Surgical, Inc.*	8,607	4,922,171
Medtronic plc	2,399	217,877
		9,577,504
Health Care Providers & Services - 1.1%
Elevance Health, Inc.	241	95,364
Humana, Inc.	179	52,488
Labcorp Holdings, Inc.	147	36,720
Quest Diagnostics, Inc.	307	50,072
UnitedHealth Group, Inc.	9,323	5,057,634
		5,292,278
Life Sciences Tools & Services - 3.0%
Lonza Group AG - ADR (Switzerland)	69,809	4,426,589
Lonza Group AG (Switzerland)	331	209,884
Thermo Fisher Scientific, Inc.	16,013	9,571,771
		14,208,244
Pharmaceuticals - 5.1%
AstraZeneca plc - ADR (United Kingdom)	133,134	9,420,562
Bristol-Myers Squibb Co.	3,949	232,793
Johnson & Johnson	41,793	6,358,805
Merck & Co., Inc.	906	89,531
Roche Holding AG - ADR	199,560	7,832,730
Roche Holding AG	941	295,824
Royalty Pharma plc - Class A	482	15,222
Viatris, Inc.	1,078	12,160
		24,257,627
Total Health Care		59,322,146

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials - 14.8%
Aerospace & Defense - 3.6%
Airbus SE (France)	1,128	$195,112
BAE Systems plc - ADR (United Kingdom)	31,296	1,902,484
BAE Systems plc (United Kingdom)	11,180	169,000
HEICO Corp. - Class A	15,498	2,949,734
Hensoldt AG (Germany)	3,331	133,929
Huntington Ingalls Industries, Inc.	40	7,890
L3Harris Technologies, Inc.	34,633	7,342,542
Lockheed Martin Corp.	448	207,402
Northrop Grumman Corp.	8,680	4,229,504
RTX Corp.	2,274	293,232
		17,430,829
Air Freight & Logistics - 0.0%##
FedEx Corp.	400	105,948
Building Products - 1.2%
A. O. Smith Corp.	125	8,413
Allegion plc	77	10,220
Masco Corp.	68,697	5,446,298
Owens Corning	80	14,764
		5,479,695
Commercial Services & Supplies - 2.2%
Cleanaway Waste Management Ltd. (Australia)	85,790	146,896
Copart, Inc.*	142,192	8,237,183
RB Global, Inc. (Canada)	174	15,570
Rollins, Inc.	42,778	2,117,511
		10,517,160
Electrical Equipment - 0.0%##
Emerson Electric Co.	647	84,078
Rockwell Automation, Inc.	84	23,388
		107,466
Ground Transportation - 4.4%
Canadian National Railway Co. (Canada)	54,597	5,705,932
Canadian Pacific Kansas City Ltd. (Canada)	43,581	3,469,048
CSX Corp.	213,898	7,030,827
Norfolk Southern Corp.	8,100	2,067,930
Union Pacific Corp.	11,890	2,946,223
		21,219,960
Industrial Conglomerates - 0.1%
3M Co.	1,235	187,967
Honeywell International, Inc.	600	134,232
		322,199
Machinery - 1.1%
Caterpillar, Inc.	816	303,095
CNH Industrial N.V.	1,149	14,799
Cummins, Inc.	367	130,744

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Deere & Co.	520	$247,811
PACCAR, Inc.	894	99,127
SMC Corp. (Japan)	300	113,516
Snap-on, Inc.	91	32,319
Spirax Group plc (United Kingdom)	1,799	178,862
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	56,083	3,772,142
Techtronic Industries Co. Ltd. (Hong Kong)	19,500	262,257
		5,154,672
Professional Services - 2.1%
Booz Allen Hamilton Holding Corp.	116	14,964
Broadridge Financial Solutions, Inc.	93	22,155
Experian plc	3,663	180,438
Experian plc - ADR	59,951	2,959,181
SS&C Technologies Holdings, Inc.	631	51,080
TransUnion	69,445	6,892,416
		10,120,234
Trading Companies & Distributors - 0.1%
Ferguson Enterprises, Inc.	273	49,446
IMCD N.V. (Netherlands)	1,691	264,811
		314,257
Transportation Infrastructure - 0.0%##
Auckland International Airport Ltd. (New Zealand)	30,146	146,939
Total Industrials		70,919,359
Information Technology - 18.7%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	1,490	90,294
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	107	21,308
Halma plc (United Kingdom)	4,757	178,204
Keyence Corp. (Japan)	700	301,496
		501,008
IT Services - 2.7%
Accenture plc - Class A (Ireland)	247	95,083
Cognizant Technology Solutions Corp. - Class A	1,351	111,606
EPAM Systems, Inc.*	30,128	7,651,307
Globant S.A. *	22,396	4,777,515
Softcat plc (United Kingdom)	9,235	183,665
		12,819,176
Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc.	251	53,184
Applied Materials, Inc.	23,160	4,176,906
Infineon Technologies AG - ADR (Germany)	273,866	8,969,111

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Infineon Technologies AG (Germany)	8,423	$276,936
Microchip Technology, Inc.	639	34,698
NVIDIA Corp.	79,152	9,503,781
Skyworks Solutions, Inc.	423	37,545
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	39,200	8,205,344
		31,257,505
Software - 9.4%
Atlassian Corp. - Class A *	12,345	3,787,199
Cadence Design Systems, Inc.*	26,675	7,939,014
Microsoft Corp.	26,118	10,840,537
Salesforce, Inc.	25,064	8,564,369
ServiceNow, Inc.*	9,639	9,816,165
Synopsys, Inc.*	7,809	4,103,473
		45,050,757
Total Information Technology		89,718,740
Materials - 3.9%
Chemicals - 3.1%
Air Liquide S.A. - ADR (France)	108,442	3,785,710
Air Liquide S.A. (France)	1,503	262,547
Albemarle Corp.	44,407	3,738,625
CF Industries Holdings, Inc.	318	29,323
International Flavors & Fragrances, Inc.	212	18,463
The Mosaic Co.	330	9,204
PPG Industries, Inc.	678	78,228
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	175,703	6,947,296
Westlake Corp.	337	38,509
		14,907,905
Construction Materials - 0.0%##
CRH plc	788	78,036
Containers & Packaging - 0.0%##
Avery Dennison Corp.	147	27,302
International Paper Co.	301	16,745
Smurfit WestRock plc	1,457	77,352
		121,399
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	878	31,476
Newmont Corp.	748	31,955
Nucor Corp.	513	65,885
Pilbara Minerals Ltd. (Australia)*	58,856	82,549
Reliance, Inc.	100	28,950
Southern Copper Corp. (Mexico)	431	39,488
Steel Dynamics, Inc.	397	50,895
		331,198
Paper & Forest Products - 0.7%
West Fraser Timber Co. Ltd. (Canada)	32,662	2,834,408

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials (continued)
Paper & Forest Products (continued)
West Fraser Timber Co. Ltd. (Canada)	3,767	$326,611
		3,161,019
Total Materials		18,599,557
Real Estate - 3.2%
Real Estate Management & Development - 2.0%
CBRE Group, Inc. - Class A*	66,955	9,691,067
Specialized REITs - 1.2%
Extra Space Storage, Inc.	36,445	5,612,530
Millrose Properties, Inc. - Class A*	178	1,963
		5,614,493
Total Real Estate		15,305,560
Utilities - 1.5%
Electric Utilities - 1.5%
Evergy, Inc.	110,514	7,091,683
TOTAL COMMON STOCKS (Identified Cost $307,206,212)		410,192,407

CORPORATE BONDS - 4.5%

Non-Convertible Corporate Bonds- 4.5%
Communication Services - 0.3%
Entertainment - 0.2%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	810,000	759,451
Interactive Media & Services - 0.1%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	490,000	473,539
Media - 0.0%##
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	200,000	198,989
Total Communication Services		1,431,979

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	1,170,000	997,571

Energy - 0.6%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	194,634	194,413
Telford Finco (United Arab Emirates), 11.00%, 11/6/2029	200,000	198,933
		393,346

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 0.5%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $193,444)[3]	213,486	$196,460
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	660,000	710,705
Energy Transfer LP
7.375%, 2/1/2031[2]	440,000	461,358
6.50%, 2/1/2042	725,000	748,581
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	230,000	208,144
		2,325,248
Total Energy		2,718,594

Financials - 2.3%
Banks - 1.5%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	900,000	778,566
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	730,000	697,823
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	500,000	494,767
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	150,000	155,074
Huntington Bancshares, Inc., 2.55%, 2/4/2030	570,000	503,255
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	1,310,000	1,278,623
KeyBank NA, 5.85%, 11/15/2027	480,000	490,952
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	640,000	641,943
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	770,000	695,398
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	740,000	734,519
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	700,000	711,138
		7,182,058
Capital Markets - 0.2%
Carlyle Secured Lending, Inc., 6.75%, 2/18/2030	130,000	133,080
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	240,000	245,560

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	670,000	$689,173
		1,067,813
Consumer Finance - 0.3%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	790,000	873,057
Navient Corp., 6.75%, 6/25/2025	235,000	236,094
SLM Corp., 4.20%, 10/29/2025	215,000	214,480
		1,323,631
Financial Services - 0.0%##
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	135,000	115,352
Insurance - 0.3%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	250,000	250,204
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	250,000	249,604
New York Life Global Funding, 4.70%, 1/29/2029[2]	250,000	248,971
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	460,000	473,002
		1,221,781
Total Financials		10,910,635

Industrials - 0.3%
Ground Transportation - 0.0%##
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	240,000	240,296
Passenger Airlines - 0.1%
Air Canada (Canada), 3.875%, 8/15/2026[2]	130,000	126,905
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	31,931	32,179
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.60%, 3/1/2026	26,523	25,978
Series 2019-2, Class B, 3.50%, 5/1/2028	186,434	175,732
		360,794
Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	560,000	521,777
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	540,000	522,600
		1,044,377
Total Industrials		1,645,467

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.2%
Metals & Mining - 0.2%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	200,000	$201,641
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	215,000	217,180
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	341,943	333,518
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[3,5]	220,000	2
Total Materials		752,341

Real Estate - 0.4%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	223,055
Retail REITs - 0.2%
Simon Property Group LP
2.25%, 1/15/2032	180,000	149,498
2.65%, 2/1/2032	890,000	756,288
		905,786
Specialized REITs - 0.1%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[3]	245,000	250,567
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	414,638
		665,205
Total Real Estate		1,794,046

Utilities - 0.2%
Electric Utilities - 0.1%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	480,000	507,797
Independent Power and Renewable Electricity Producers - 0.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	640,000	671,049
Total Utilities		1,178,846

TOTAL CORPORATE BONDS (Identified Cost $21,576,042)		21,429,479

U.S. TREASURY SECURITIES - 8.0%

U.S. Treasury Bonds - 2.4%
U.S. Treasury Bond
2.375%, 2/15/2042	10,535,000	7,521,002
3.00%, 5/15/2047	5,700,000	4,220,672

Total U.S. Treasury Bonds (Identified Cost $12,363,540)		11,741,674

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 5.6%
U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Yield + 0.182%), 4.448%, 7/31/2026[6]	4,443,000	$4,449,939
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2031	4,324,273	3,884,076
U.S. Treasury Note, 1.375%, 11/15/2031	22,421,000	18,388,723
Total U.S. Treasury Notes (Identified Cost $26,703,636)		26,722,738
TOTAL U.S. TREASURY SECURITIES (Identified Cost $39,067,176)		38,464,412

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	3,740	3,380
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 5.165%, 3/26/2040[2,6]	5,905	5,861
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	50,000	50,100
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	2,248	2,239
TOTAL ASSET-BACKED SECURITIES (Identified Cost $61,926)		61,580

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	239	224
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	1,733	1,517
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	2,275	2,101
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	2,251	2,034
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	1,040	1,018
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	4,778	4,278
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	1,736	1,642
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	2,340	2,223
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	2,544	2,384
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	2,940	2,694

Investment Portfolio - January 31, 2025

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	1,022	$871
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	2,917	2,590
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	1,301	1,160
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,6]	14,572	9,184
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	6,415	6,032
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.425%, 10/25/2048[2,6]	2,206	2,225
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $50,433)		42,177

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	2,637	2,594
Pool #AD0207, UMBS, 6.00%, 10/1/2038	2,894	3,011
Pool #MA0258, UMBS, 4.50%, 12/1/2039	2,012	1,964
Pool #AL8674, 5.639%, 1/1/2049	6,770	6,926
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	1,841	1,811
Pool #C91771, 4.50%, 6/1/2034	1,700	1,673
Pool #C91780, 4.50%, 7/1/2034	2,338	2,302
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $22,177)		20,281

SHORT-TERM INVESTMENT - 2.8%

Dreyfus Government Cash Management, Institutional Shares, 4.26%[8]
(Identified Cost $13,345,833)	13,345,833	13,345,833

TOTAL INVESTMENTS - 100.8% (Identified Cost $381,329,799)		483,556,169
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(3,772,969)
NET ASSETS - 100%		$479,783,200

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

Investment Portfolio - January 31, 2025

(unaudited)

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s

Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2025 was $5,510,997, which represented 1.1% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2025 was $447,029, or 0.1% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2025.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of January 31, 2025.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2025.

8Rate shown is the current yield as of January 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any

GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$31,390,148	$30,807,698	$582,450	$—
Consumer Discretionary	32,721,104	32,143,717	577,387	—
Consumer Staples	8,718,139	8,630,116	88,023	—
Energy	1,869,608	1,869,608	—	—
Financials	74,536,363	73,604,339	932,024	—
Health Care	59,322,146	58,816,438	505,708	—
Industrials	70,919,359	69,127,599	1,791,760	—
Information Technology	89,718,740	88,778,439	940,301	—
Materials	18,599,557	18,254,461	345,096	—
Real Estate	15,305,560	15,303,597	1,963	—
Utilities	7,091,683	7,091,683	—	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	38,484,693	—	38,484,693	—
Corporate debt:
Communication Services	1,431,979	—	1,431,979	—
Consumer Discretionary	997,571	—	997,571	—
Energy	2,718,594	—	2,718,594	—

Investment Portfolio - January 31, 2025

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Financials	$10,910,635	$—	$10,910,635	$—
Industrials	1,645,467	—	1,645,467	—
Materials	752,341	—	752,341	—
Real Estate	1,794,046	—	1,794,046	—
Utilities	1,178,846	—	1,178,846	—
Asset-backed securities	61,580	—	61,580	—
Commercial mortgage-backed securities	42,177	—	42,177	—
Short-Term Investment	13,345,833	13,345,833	—	—
Total assets	$483,556,169	$417,773,528	$65,782,641	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or January 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.